Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14 — RELATED PARTY TRANSACTIONS

During the year ended December 31, 2015, the Company received insurance services from EBNY Insurance Services, which a member of Company’s board of directors is a employee The board member referred EBNY and was not compensated.